First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
July 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 28.5%
	Banks – 6.6%
49,492	Banco Santander S.A., Series 6, 3 Mo. LIBOR + 0.52% (a)	4.00%	(b)	$1,138,316
151	Bank of America Corp., Series CC	6.20%	(b)	3,902
18,832	Bank of America Corp., Series GG	6.00%	(b)	513,925
505,153	Bank of America Corp., Series HH	5.88%	(b)	13,906,862
981,144	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (a)	6.64%	10/30/40	26,490,888
79,357	Citigroup, Inc., Series K (c)	6.88%	(b)	2,221,996
103,829	Citizens Financial Group, Inc., Series E	5.00%	(b)	2,575,997
698,778	Fifth Third Bancorp, Series A	6.00%	(b)	18,727,250
105,149	Fifth Third Bancorp, Series I (c)	6.63%	(b)	2,884,237
273,639	First Citizens BancShares, Inc., Series A	5.38%	(b)	6,909,385
249,271	First Midwest Bancorp, Inc., Series A	7.00%	(b)	6,291,600
3,122,343	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (a)	6.18%	02/15/40	75,154,796
959,999	Huntington Bancshares, Inc., Series D	6.25%	(b)	24,518,374
155,244	JPMorgan Chase & Co., Series AA	6.10%	(b)	3,932,331
407,568	JPMorgan Chase & Co., Series DD	5.75%	(b)	11,362,996
2	JPMorgan Chase & Co., Series EE	6.00%	(b)	57
14	KeyCorp, Series E (c)	6.13%	(b)	394
62,924	KeyCorp, Series F	5.65%	(b)	1,694,543
297,528	KeyCorp, Series G	5.63%	(b)	8,155,242
1,055,644	People’s United Financial, Inc., Series A (c)	5.63%	(b)	28,101,243
472,920	Pinnacle Financial Partners, Inc., Series B	6.75%	(b)	12,295,920
583,843	Regions Financial Corp., Series A	6.38%	(b)	15,063,149
81,879	Regions Financial Corp., Series B (c)	6.38%	(b)	2,242,666
58,162	Synovus Financial Corp., Series D (c)	6.30%	(b)	1,462,193
480,402	Truist Financial Corp., Series O	5.25%	(b)	12,898,794
155,458	Truist Financial Corp., Series R	4.75%	(b)	3,917,542
18,224	US Bancorp, Series K	5.50%	(b)	500,978
42,778	Valley National Bancorp, Series A (c)	6.25%	(b)	1,175,967
106,379	Valley National Bancorp, Series B (c)	5.50%	(b)	2,488,205
49,538	Wells Fargo & Co., Series O	5.13%	(b)	1,248,358
3,869	Wells Fargo & Co., Series P	5.25%	(b)	97,460
136,999	Wells Fargo & Co., Series V	6.00%	(b)	3,507,174
42,983	Wells Fargo & Co., Series W	5.70%	(b)	1,096,067
633,295	Wells Fargo & Co., Series X	5.50%	(b)	16,149,023
297,283	Wells Fargo & Co., Series Y	5.63%	(b)	7,708,548
37,994	Western Alliance Bancorp	6.25%	07/01/56	969,227
181,026	Wintrust Financial Corp., Series D (c)	6.50%	(b)	4,679,522
711,922	Wintrust Financial Corp., Series E (c)	6.88%	(b)	18,374,707
				340,459,834
	Capital Markets – 2.6%
559,982	Affiliated Managers Group, Inc.	5.88%	03/30/59	15,578,699
82,121	Apollo Global Management, Inc., Series A	6.38%	(b)	2,207,412
647,204	Apollo Global Management, Inc., Series B	6.38%	(b)	17,817,526
47	Goldman Sachs Group (The), Inc., Series J (c)	5.50%	(b)	1,266
163,508	Goldman Sachs Group (The), Inc., Series K (c)	6.38%	(b)	4,480,119
1,274	Morgan Stanley, Series E (c)	7.13%	(b)	36,627
1,790,251	Morgan Stanley, Series F (c)	6.88%	(b)	51,380,204
117,434	Morgan Stanley, Series K (c)	5.85%	(b)	3,359,787
346,321	Oaktree Capital Group LLC, Series A	6.63%	(b)	9,392,226
566,585	Oaktree Capital Group LLC, Series B	6.55%	(b)	15,229,805
478,108	State Street Corp., Series G (c)	5.35%	(b)	13,578,267
117,987	Stifel Financial Corp., Series A	6.25%	(b)	3,087,720
				136,149,658

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Consumer Finance – 0.7%
69,460	Capital One Financial Corp., Series F	6.20%	(b)	$1,781,649
47,885	Capital One Financial Corp., Series G	5.20%	(b)	1,241,658
36,987	Capital One Financial Corp., Series H	6.00%	(b)	982,005
869,385	Capital One Financial Corp., Series I	5.00%	(b)	21,717,237
530,694	Capital One Financial Corp., Series J	4.80%	(b)	12,497,844
				38,220,393
	Diversified Financial Services – 0.7%
588,683	Equitable Holdings, Inc., Series A	5.25%	(b)	14,475,715
694,567	National Rural Utilities Cooperative Finance Corp.	5.50%	05/15/64	18,760,254
983	Voya Financial, Inc., Series B (c)	5.35%	(b)	27,711
				33,263,680
	Diversified Telecommunication Services – 1.1%
18	AT&T, Inc.	5.63%	08/01/67	495
958,904	AT&T, Inc., Series C	4.75%	(b)	24,049,312
68,240	Qwest Corp.	6.63%	09/15/55	1,693,035
374,106	Qwest Corp.	6.50%	09/01/56	9,165,597
891,691	Qwest Corp.	6.75%	06/15/57	22,657,868
				57,566,307
	Electric Utilities – 0.3%
256,285	PPL Capital Funding, Inc., Series B	5.90%	04/30/73	6,594,213
306,768	SCE Trust V, Series K (c)	5.45%	(b)	6,877,738
76,506	Southern (The) Co.	5.25%	12/01/77	2,061,837
				15,533,788
	Equity Real Estate Investment Trusts – 1.6%
490,529	American Homes 4 Rent, Series D	6.50%	(b)	12,817,523
1,043,387	American Homes 4 Rent, Series E	6.35%	(b)	27,180,231
287,023	Digital Realty Trust, Inc., Series K	5.85%	(b)	7,835,728
484,472	Digital Realty Trust, Inc., Series L	5.20%	(b)	13,008,073
20,777	Farmland Partners, Inc., Series B, steps up 10/01/24 to 10.00% (d)	6.00%	(b)	495,739
338,576	Global Net Lease, Inc., Series A	7.25%	(b)	8,372,985
35,864	National Storage Affiliates Trust, Series A	6.00%	(b)	961,872
510,127	Public Storage, Series L	4.63%	(b)	13,350,024
				84,022,175
	Food Products – 1.1%
202,391	CHS, Inc., Series 1	7.88%	(b)	5,545,514
811,138	CHS, Inc., Series 2 (c)	7.10%	(b)	20,440,678
880,473	CHS, Inc., Series 3 (c)	6.75%	(b)	22,099,872
382,012	CHS, Inc., Series 4	7.50%	(b)	10,417,467
				58,503,531
	Gas Utilities – 0.3%
466,706	South Jersey Industries, Inc.	5.63%	09/16/79	12,059,683
106,253	Spire, Inc., Series A	5.90%	(b)	2,900,707
				14,960,390
	Independent Power & Renewable Electricity Producers – 0.2%
424,018	Brookfield Renewable Partners L.P., Series 17	5.25%	(b)	10,867,581
	Insurance – 7.1%
1,478,033	Aegon Funding Co., LLC	5.10%	12/15/49	37,054,287
1,059	Allstate (The) Corp., Series H	5.10%	(b)	28,572

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
1,639,748	American Equity Investment Life Holding Co., Series A (c)	5.95%	(b)	$38,288,116
644,004	American Equity Investment Life Holding Co., Series B (c)	6.63%	(b)	16,055,020
211,856	AmTrust Financial Services, Inc.	7.25%	06/15/55	3,622,738
250,540	AmTrust Financial Services, Inc.	7.50%	09/15/55	4,371,923
42,929	Arch Capital Group Ltd., Series E	5.25%	(b)	1,093,831
20,374	Arch Capital Group Ltd., Series F	5.45%	(b)	536,651
225,099	Aspen Insurance Holdings Ltd.	5.63%	(b)	5,649,985
1,031,072	Aspen Insurance Holdings Ltd.	5.63%	(b)	26,127,364
1,227,539	Aspen Insurance Holdings Ltd. (c)	5.95%	(b)	32,456,131
110,545	Assured Guaranty Municipal Holdings, Inc.	6.25%	11/01/02	2,936,075
1,479,881	Athene Holding Ltd., Series A (c)	6.35%	(b)	38,565,699
567,140	Athene Holding Ltd., Series C (c)	6.38%	(b)	14,853,396
231,058	Axis Capital Holdings Ltd., Series E	5.50%	(b)	5,915,085
856,232	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (a)	3.58%	05/15/37	18,194,930
991,579	Enstar Group Ltd., Series D (c)	7.00%	(b)	26,604,064
466,174	Global Indemnity Ltd.	7.88%	04/15/47	11,836,158
15,489	Hanover Insurance Group (The), Inc.	6.35%	03/30/53	393,421
49,726	Hartford Financial Services Group (The), Inc., Series G	6.00%	(b)	1,412,218
384,798	National General Holdings Corp.	7.63%	09/15/55	9,846,981
135,125	National General Holdings Corp., Series B	7.50%	(b)	3,421,365
288,911	National General Holdings Corp., Series C	7.50%	(b)	7,503,019
13,591	PartnerRe Ltd., Series H	7.25%	(b)	353,502
7,390	PartnerRe Ltd., Series I	5.88%	(b)	188,371
156,940	Phoenix Cos. (The), Inc.	7.45%	01/15/32	2,246,204
312,961	Prudential Financial, Inc.	5.75%	12/15/52	8,155,764
207,440	Prudential Financial, Inc.	5.70%	03/15/53	5,380,993
6,771	Reinsurance Group of America, Inc. (c)	6.20%	09/15/42	182,478
1,010,313	Reinsurance Group of America, Inc. (c)	5.75%	06/15/56	27,682,576
608,517	W.R. Berkley Corp.	5.63%	04/30/53	15,413,736
78,505	W.R. Berkley Corp.	5.75%	06/01/56	2,067,037
1,760	W.R. Berkley Corp.	5.10%	12/30/59	45,074
				368,482,764
	Mortgage Real Estate Investment Trusts – 1.0%
528,304	AGNC Investment Corp., Series C (c)	7.00%	(b)	12,430,993
290,513	AGNC Investment Corp., Series D (c)	6.88%	(b)	6,591,740
49,390	AGNC Investment Corp., Series E (c)	6.50%	(b)	1,122,141
570,446	AGNC Investment Corp., Series F (c)	6.13%	(b)	12,555,516
678,045	Annaly Capital Management, Inc., Series F (c)	6.95%	(b)	15,222,110
237,785	Annaly Capital Management, Inc., Series I (c)	6.75%	(b)	5,376,319
				53,298,819
	Multi-Utilities – 1.2%
501,281	Algonquin Power & Utilities Corp. (c)	6.88%	10/17/78	13,710,035
917,986	Algonquin Power & Utilities Corp., Series 19-A (c)	6.20%	07/01/79	24,840,701
17,954	CMS Energy Corp.	5.88%	10/15/78	489,606
35,590	CMS Energy Corp.	5.88%	03/01/79	981,572
31,963	Dominion Energy, Inc., Series A	5.25%	07/30/76	831,677
764,853	Integrys Holding, Inc. (c)	6.00%	08/01/73	19,637,870
175,639	Just Energy Group, Inc., Series A (c)	8.50%	(b)	175,639
97,471	NiSource, Inc., Series B (c)	6.50%	(b)	2,675,579
				63,342,679
	Oil, Gas & Consumable Fuels – 1.5%
805,116	Enbridge, Inc., Series B (c)	6.38%	04/15/78	20,047,388
14,157	Energy Transfer Operating L.P., Series C (c)	7.38%	(b)	257,233

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
59,207	Energy Transfer Operating L.P., Series D (c)	7.63%	(b)	$1,091,185
1,790,989	Energy Transfer Operating L.P., Series E (c)	7.60%	(b)	34,064,611
302,376	NuStar Energy L.P., Series A (c)	8.50%	(b)	5,814,691
822,353	NuStar Logistics, L.P., 3 Mo. LIBOR + 6.73% (a)	7.01%	01/15/43	16,562,189
				77,837,297
	Real Estate Management & Development – 0.7%
792,868	Brookfield Property Partners L.P., Series A	5.75%	(b)	14,271,624
141,985	Brookfield Property Partners L.P., Series A-1	6.50%	(b)	2,846,799
941,042	Brookfield Property Partners L.P., Series A2	6.38%	(b)	18,340,909
				35,459,332
	Thrifts & Mortgage Finance – 0.5%
973,350	New York Community Bancorp, Inc., Series A (c)	6.38%	(b)	25,784,042
	Trading Companies & Distributors – 0.7%
930,986	Air Lease Corp., Series A (c)	6.15%	(b)	20,481,692
496,910	WESCO International, Inc., Series A (c)	10.63%	(b)	13,476,199
				33,957,891
	Wireless Telecommunication Services – 0.6%
278,445	United States Cellular Corp.	7.25%	12/01/63	7,078,072
1,002,683	United States Cellular Corp.	7.25%	12/01/64	25,728,846
				32,806,918
	Total $25 Par Preferred Securities			1,480,517,079
	(Cost $1,484,179,748)
$100 PAR PREFERRED SECURITIES – 1.1%
	Banks – 0.9%
88,231	AgriBank FCB (c)	6.88%	(b)	9,352,486
62,100	CoBank ACB, Series F (c)	6.25%	(b)	6,427,350
118,243	CoBank ACB, Series G	6.13%	(b)	11,972,104
49,330	CoBank ACB, Series H (c)	6.20%	(b)	5,228,980
116,015	Farm Credit Bank of Texas (c) (e)	6.75%	(b)	12,297,590
				45,278,510
	Consumer Finance – 0.2%
339,477	SLM Corp., Series B, 3 Mo. LIBOR + 1.70% (a)	2.01%	(b)	10,537,366
	Total $100 Par Preferred Securities			55,815,876
	(Cost $64,685,860)
$1,000 PAR PREFERRED SECURITIES – 1.6%
	Banks – 1.5%
56,384	Wells Fargo & Co., Series L	7.50%	(b)	76,202,976
	Diversified Financial Services – 0.1%
5,500	Compeer Financial ACA (c) (e)	6.75%	(b)	5,610,000
	Total $1,000 Par Preferred Securities			81,812,976
	(Cost $81,042,656)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 66.2%
	Banks – 33.0%
$38,949,000	Australia & New Zealand Banking Group Ltd. (c) (e) (f)	6.75%	(b)	43,582,178

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$33,100,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (c) (f)	6.50%	(b)	$31,688,535
9,000,000	Banco Mercantil del Norte S.A. (c) (e) (f)	7.50%	(b)	8,586,540
8,500,000	Banco Mercantil del Norte S.A. (c) (e) (f)	7.63%	(b)	8,117,500
20,400,000	Banco Mercantil del Norte S.A. (c) (e) (f)	8.38%	(b)	20,640,720
10,600,000	Banco Mercantil del Norte S.A. (c) (e) (f)	5.75%	10/04/31	10,505,236
35,400,000	Banco Santander S.A. (c) (f) (g)	7.50%	(b)	36,634,610
9,528,000	Bank of America Corp., Series X (c)	6.25%	(b)	10,357,950
42,800,000	Bank of Nova Scotia (The) (c)	4.90%	(b)	44,078,008
84,190,000	Barclays PLC (c) (f) (g)	7.88%	(b)	86,638,245
95,850,000	Barclays PLC (c) (f)	8.00%	(b)	101,531,851
11,600,000	BBVA Bancomer S.A. (c) (e) (f)	5.88%	09/13/34	11,416,604
12,540,000	BNP Paribas S.A. (c) (e) (f)	6.63%	(b)	13,041,600
42,500,000	BNP Paribas S.A. (c) (e) (f)	7.38%	(b)	47,257,663
12,000,000	Citigroup, Inc. (c)	5.90%	(b)	12,577,500
4,750,000	Citigroup, Inc. (c)	5.95%	(b)	4,937,055
15,000,000	Citigroup, Inc., Series P (c)	5.95%	(b)	16,043,904
4,000,000	Citigroup, Inc., Series Q, 3 Mo. LIBOR + 4.10% (a)	5.95%	(b)	3,929,020
17,323,000	Citigroup, Inc., Series R (c)	6.13%	(b)	17,395,905
34,250,000	Citigroup, Inc., Series T (c)	6.25%	(b)	37,960,474
35,100,000	Citigroup, Inc., Series U (c)	5.00%	(b)	35,258,695
10,116,000	Citizens Financial Group, Inc., Series A, 3 Mo. LIBOR + 3.96% (a)	4.26%	(b)	9,207,634
27,200,000	Citizens Financial Group, Inc., Series F (c)	5.65%	(b)	28,900,000
20,474,000	CoBank ACB, Series I (c)	6.25%	(b)	21,088,220
14,400,000	Comerica, Inc. (c)	5.63%	(b)	15,412,320
38,310,000	Credit Agricole S.A. (c) (e) (f)	6.88%	(b)	40,443,675
47,100,000	Credit Agricole S.A. (c) (e) (f)	7.88%	(b)	51,864,636
3,000,000	Credit Agricole S.A. (c) (f) (g)	7.88%	(b)	3,303,480
47,100,000	Credit Agricole S.A. (c) (e) (f)	8.13%	(b)	55,094,801
21,313,000	Danske Bank A.S. (c) (f) (g)	6.13%	(b)	21,657,866
15,960,000	Danske Bank A.S. (c) (f) (g)	7.00%	(b)	16,855,739
7,650,000	Farm Credit Bank of Texas, Series 3 (c) (e)	6.20%	(b)	7,701,140
20,300,000	Farm Credit Bank of Texas, Series 4 (c) (e)	5.70%	(b)	21,405,854
26,000,000	Fifth Third Bancorp, Series L (c)	4.50%	(b)	26,520,000
2,000,000	HBOS Capital Funding L.P. (g)	6.85%	(b)	2,035,620
44,119,000	HSBC Holdings PLC (c) (f)	6.38%	(b)	44,274,265
44,300,000	Huntington Bancshares, Inc., Series F (c)	5.63%	(b)	49,005,989
18,780,000	ING Groep N.V. (c) (f)	5.75%	(b)	19,257,294
25,179,000	ING Groep N.V. (c) (f)	6.50%	(b)	26,262,956
39,583,000	ING Groep N.V. (c) (f) (g)	6.88%	(b)	41,539,509
34,125,000	Intesa Sanpaolo S.p.A. (c) (e) (f)	7.70%	(b)	35,078,144
26,378,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (a)	3.62%	(b)	24,739,624
19,651,000	JPMorgan Chase & Co., Series Z, 3 Mo. LIBOR + 3.80% (a)	4.49%	(b)	19,405,068
7,438,000	Lloyds Bank PLC (c) (g)	12.00%	(b)	8,677,996
22,000,000	Lloyds Banking Group PLC (c) (f)	6.75%	(b)	22,733,370
62,814,000	Lloyds Banking Group PLC (c) (f)	7.50%	(b)	66,408,217
21,800,000	Lloyds Banking Group PLC (c) (f)	7.50%	(b)	23,172,422
13,000,000	M&T Bank Corp., Series G (c)	5.00%	(b)	13,286,000
8,500,000	Natwest Group PLC (c) (f)	6.00%	(b)	8,946,250
21,325,000	Natwest Group PLC (c) (f)	8.00%	(b)	24,091,279
47,400,000	Natwest Group PLC (c) (f)	8.63%	(b)	49,628,274
27,000,000	Nordea Bank Abp (c) (e) (f)	6.63%	(b)	29,283,795
17,400,000	Regions Financial Corp., Series D (c)	5.75%	(b)	18,574,500
2,400,000	Skandinaviska Enskilda Banken AB (c) (f) (g)	5.63%	(b)	2,442,300
35,700,000	Societe Generale S.A. (c) (e) (f)	7.38%	(b)	36,560,370

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$22,679,000	Societe Generale S.A. (c) (e) (f)	7.88%	(b)	$24,140,548
20,000,000	Societe Generale S.A. (c) (f) (g)	7.88%	(b)	21,288,900
25,600,000	Standard Chartered PLC (c) (e) (f)	6.00%	(b)	26,001,664
12,310,000	Standard Chartered PLC (c) (e) (f)	7.75%	(b)	12,993,082
13,600,000	Swedbank AB (c) (f) (g)	6.00%	(b)	13,935,906
20,400,000	Truist Financial Corp., Series P (c)	4.95%	(b)	21,828,000
30,400,000	Truist Financial Corp., Series Q (c)	5.10%	(b)	33,060,000
56,950,000	UniCredit S.p.A. (c) (f) (g)	8.00%	(b)	59,555,463
13,500,000	UniCredit S.p.A. (c) (e)	5.46%	06/30/35	13,968,478
				1,713,810,441
	Capital Markets – 8.5%
29,226,000	Apollo Management Holdings L.P. (c) (e)	4.95%	01/14/50	27,083,040
23,900,000	Bank of New York Mellon (The) Corp., Series G (c)	4.70%	(b)	25,938,192
55,000,000	Charles Schwab (The) Corp., Series G (c)	5.38%	(b)	60,362,500
48,900,000	Credit Suisse Group AG (c) (e) (f)	6.38%	(b)	51,538,888
5,175,000	Credit Suisse Group AG (c) (f) (g)	7.13%	(b)	5,391,004
9,000,000	Credit Suisse Group AG (c) (e) (f)	7.25%	(b)	9,580,005
23,681,000	Credit Suisse Group AG (c) (e) (f)	7.50%	(b)	26,063,901
47,450,000	Credit Suisse Group AG (c) (e) (f)	7.50%	(b)	50,070,901
29,453,000	E*TRADE Financial Corp., Series A (c)	5.88%	(b)	32,161,351
20,158,000	Goldman Sachs Group (The), Inc., Series M, 3 Mo. LIBOR + 3.92% (a)	4.37%	(b)	19,802,267
54,467,000	Goldman Sachs Group (The), Inc., Series Q (c)	5.50%	(b)	58,447,444
9,600,000	Goldman Sachs Group (The), Inc., Series R (c)	4.95%	(b)	9,643,009
2,856,000	Morgan Stanley, Series H, 3 Mo. LIBOR + 3.61% (a)	3.89%	(b)	2,684,690
5,300,000	Morgan Stanley, Series J, 3 Mo. LIBOR + 3.81% (a)	4.09%	(b)	5,130,762
26,389,000	UBS Group AG (c) (f) (g)	6.88%	(b)	28,500,226
28,500,000	UBS Group AG (c) (e) (f)	7.00%	(b)	30,261,442
				442,659,622
	Diversified Financial Services – 0.5%
26,571,000	Voya Financial, Inc. (c)	5.65%	05/15/53	27,653,901
	Diversified Telecommunication Services – 1.0%
13,382,000	Koninklijke KPN N.V. (c) (e)	7.00%	03/28/73	14,663,394
32,310,000	Koninklijke KPN N.V. (c) (g)	7.00%	03/28/73	35,403,844
				50,067,238
	Electric Utilities – 5.0%
21,410,000	Duke Energy Corp. (c)	4.88%	(b)	22,134,572
141,743,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	157,794,686
67,230,000	Enel S.p.A. (c) (e)	8.75%	09/24/73	78,205,297
				258,134,555
	Energy Equipment & Services – 1.4%
6,600,000	Transcanada Trust (c)	5.63%	05/20/75	6,723,799
38,000,000	Transcanada Trust (c)	5.50%	09/15/79	39,784,670
22,604,000	Transcanada Trust, Series 16-A (c)	5.88%	08/15/76	24,349,089
				70,857,558
	Food Products – 2.2%
6,700,000	Dairy Farmers of America, Inc. (h)	7.13%	(b)	5,758,885
23,748,000	Land O’Lakes Capital Trust I (h)	7.45%	03/15/28	26,479,020
41,821,000	Land O’Lakes, Inc. (e)	7.00%	(b)	37,580,141
12,720,000	Land O’Lakes, Inc. (e)	7.25%	(b)	11,757,032

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Food Products (Continued)
$31,000,000	Land O’Lakes, Inc. (e)	8.00%	(b)	$30,690,000
				112,265,078
	Independent Power & Renewable Electricity Producers – 0.3%
17,986,000	AES Gener S.A. (c) (e)	6.35%	10/07/79	17,677,090
	Insurance – 6.7%
25,677,000	Asahi Mutual Life Insurance Co. (c) (g)	6.50%	(b)	27,685,478
11,000,000	Asahi Mutual Life Insurance Co. (c) (g)	7.25%	(b)	11,729,870
31,900,000	Assurant, Inc. (c)	7.00%	03/27/48	33,384,779
7,354,000	Assured Guaranty Municipal Holdings, Inc. (c) (e)	6.40%	12/15/66	7,114,995
36,220,000	AXIS Specialty Finance LLC (c)	4.90%	01/15/40	34,028,246
13,700,000	Fortegra Financial Corp. (c) (h)	8.50%	10/15/57	15,221,508
15,106,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (a) (e)	2.52%	02/12/47	12,111,160
9,310,000	La Mondiale SAM (c) (g)	5.88%	01/26/47	10,238,719
13,825,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (a)	2.74%	05/17/66	9,701,625
52,400,000	Markel Corp. (c)	6.00%	(b)	55,216,500
3,397,000	MetLife, Inc.	6.40%	12/15/36	4,210,140
41,900,000	QBE Insurance Group Ltd. (c) (e)	5.88%	(b)	43,995,000
24,900,000	QBE Insurance Group Ltd. (c) (e)	7.50%	11/24/43	27,799,107
605,000	QBE Insurance Group Ltd. (c) (g)	7.50%	11/24/43	675,440
30,649,000	QBE Insurance Group Ltd. (c) (g)	6.75%	12/02/44	33,928,596
16,200,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (a)	2.98%	12/15/65	13,041,000
6,000,000	VIVAT N.V. (c) (g)	6.25%	(b)	6,030,000
				346,112,163
	Metals & Mining – 0.2%
7,786,000	BHP Billiton Finance USA Ltd. (c) (e)	6.75%	10/19/75	9,207,373
	Multi-Utilities – 1.0%
22,623,000	CenterPoint Energy, Inc., Series A (c)	6.13%	(b)	22,494,028
14,520,000	NiSource, Inc. (c)	5.65%	(b)	14,164,115
17,000,000	Sempra Energy (c)	4.88%	(b)	17,642,600
				54,300,743
	Oil, Gas & Consumable Fuels – 4.3%
23,800,000	BP Capital Markets PLC (c)	4.88%	(b)	25,585,000
3,300,000	DCP Midstream L.P., Series A (c)	7.38%	(b)	2,221,446
26,675,000	DCP Midstream Operating L.P. (c) (e)	5.85%	05/21/43	20,387,569
10,567,000	Enbridge, Inc. (c)	5.50%	07/15/77	9,971,252
41,800,000	Enbridge, Inc. (c)	6.25%	03/01/78	41,454,941
49,888,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	49,446,226
30,400,000	Enbridge, Inc., Series 20-A (c)	5.75%	07/15/80	31,048,976
32,460,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (a)	3.70%	11/01/66	16,335,495
9,500,000	Energy Transfer Operating L.P., Series G (c)	7.13%	(b)	7,908,750
24,400,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (a)	3.13%	06/01/67	18,231,558
				222,591,213
	Trading Companies & Distributors – 1.6%
112,305,000	AerCap Holdings N.V. (c)	5.88%	10/10/79	86,295,724
	Transportation Infrastructure – 0.5%
33,100,000	AerCap Global Aviation Trust (c) (e)	6.50%	06/15/45	26,455,175
	Total Capital Preferred Securities			3,438,087,874
	(Cost $3,429,224,079)

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.4%
	Aerospace & Defense – 0.2%
$8,200,000	Boeing (The) Co.	5.81%	05/01/50	$9,653,303
	Insurance – 0.2%
10,200,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	9,214,107
	Total Corporate Bonds and Notes			18,867,410
	(Cost $18,380,459)
FOREIGN CORPORATE BONDS AND NOTES – 0.1%
	Diversified Financial Services – 0.1%
6,800,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.50%	07/15/25	7,304,700
	(Cost $6,727,999)

Shares	Description	Value
RIGHTS – 0.0%
	Multi-Utilities – 0.0%
181,193	Just Energy Group, Inc., expiring 8/28/20 (i) (j) (k)	0
	(Cost $0)
	Total Investments – 97.9%	5,082,405,915
	(Cost $5,084,240,801) (l)
	Net Other Assets and Liabilities – 2.1%	109,466,931
	Net Assets – 100.0%	$5,191,872,846

(a)	Floating or variable rate security.
(b)	Perpetual maturity.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2020, securities noted as such amounted to $1,067,833,328 or 20.6% of net assets.
(f)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2020, securities noted as such amounted to $1,397,861,854 or 26.9% of net assets. Of these securities, 4.2% originated in emerging markets, and 95.8% originated in foreign markets.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(i)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2020, securities noted as such are valued at $0 or 0.0% of net assets.
(j)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor .
(k)	Non-income producing security.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $136,560,933 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $138,395,819. The net unrealized depreciation was $1,834,886.

LIBOR	London Interbank Offered Rate

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows:
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$ 368,482,764	$ 340,046,969	$ 28,435,795	$ —
Multi-Utilities	63,342,679	43,704,809	19,637,870	—
Other industry categories*	1,048,691,636	1,048,691,636	—	—
$100 Par Preferred Securities:
Banks	45,278,510	—	45,278,510	—
Consumer Finance	10,537,366	10,537,366	—	—
$1,000 Par Preferred Securities:
Banks	76,202,976	76,202,976	—	—
Diversified Financial Services	5,610,000	—	5,610,000	—
Capital Preferred Securities*	3,438,087,874	—	3,438,087,874	—
Corporate Bonds and Notes*	18,867,410	—	18,867,410	—
Foreign Corporate Bonds and Notes*	7,304,700	—	7,304,700	—
Rights*	—**	—	—**	—
Total Investments	$ 5,082,405,915	$ 1,519,183,756	$ 3,563,222,159	$—

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.

Restricted Securities
As of July 31, 2020, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	09/15/16-08/10/17	$6,700,000	$85.95	$6,788,500	$5,758,885	0.11%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17-03/12/18	13,700,000	111.11	13,718,959	15,221,508	0.29
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15-05/09/18	23,748,000	111.50	26,030,616	26,479,020	0.51
				$46,538,075	$47,459,413	0.91%